SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Total revenues	$ 28,940	$ 4,800	$ 0